Equity-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2025
Equity-Based Compensation [Abstract]
Schedule of Activity Related to Incentive Units

The following table summarizes the activity related to the incentive units as of March 31, 2025, and changes during the three months ended March 31, 2025 (units and intrinsic value in thousands):

	Units	Weighted Average Distribution Threshold(1)	Intrinsic Value(2)
Outstanding at January 1, 2025	39,185	$0.97	$46,152
Conversion to USARE LLC Class A units	(39,185)	0.97
Outstanding at March 31, 2025	—

(1)      The distribution threshold amount refers to the value that would need to be exceeded before the holder would receive any consideration upon a liquidation event.

(2)      The intrinsic value is calculated based upon the fair value of the incentive units as of the reported date.

Schedule of Compensation Expense	The following table summarizes compensation expense related to the Company’s equity-based compensation (in thousands):
	For the Three Months Ended March 31,
	2025	2024
Incentive units	$441	$297
Class A units	841	52
Total	$1,282	$349